DEBT (Long-Term Debt Maturities Excluding Capital Lease Obligations) (Details) $ in Thousands	Jun. 27, 2018 USD ($)
Debt Disclosure [Abstract]
2019	$ 0
2020	0
2021	0
2022	820,250
2023	300,000
Thereafter	350,000
Carrying value of notes and revolving credit facility	$ 1,470,250